Intangible Assets Other Than Goodwill	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
Intangible Assets Other Than Goodwill [Text Block]
NOTE 8: INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets as of December 31, 2012 and 2011 consist of the following:

December 31, 2012	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2012
Trade name	$10,420	$(5,210)	$5,210
Port terminal operating rights	34,060	(6,462	)27,598
Customer relationships	36,120	(9,503	)26,617
Favorable lease terms	3,780	(3,780	)—

Total intangible assets	$84,380	$(24,955)	$59,425

December 31, 2011	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2011
Trade name	$10,420	$(4,168)	$6,252
Port terminal operating rights	34,060	(5,533	)28,527
Customer relationships	36,120	(7,728	)28,392
Favorable lease terms	3,780	(3,088	)692

Total intangible assets	$84,380	$(20,517)	$63,863

Amortization expense for each of the years ended December 31, 2012, 2011 and 2010, amounted to $4,438, $4,436 and $4,486, respectively.
The aggregate amortization of acquired intangibles will be as follows:

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Trade name	$1,042	$1,042	$1,042	$1,042	$1,042	$ —	$5,210
Port terminal operating rights	930	930	930	930	930	22,948	27,598
Customer relationships	1,775	1,775	1,775	1,775	1,775	17,742	26,617

Total	$3,747	$3,747	$3,747	$3,747	$3,747	$40,690	$59,425